Stockholders' Equity and Mezzanine Equity - Schedule of Company's Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized		66,971,605	66,971,605
Temporary Equity, Shares Outstanding	0	56,361,224	56,355,551
Temporary Equity, Aggregate Amount of Redemption Requirement		$ 176,548	$ 176,532
Temporary Equity, Carrying Amount, Attributable to Parent	$ 0	$ 185,183	$ 182,499
Series A [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized		10,000,000	10,000,000
Temporary Equity, Shares Outstanding		10,000,000	10,000,000
Temporary Equity, Aggregate Amount of Redemption Requirement		$ 10,000	$ 10,000
Temporary Equity, Carrying Amount, Attributable to Parent		$ 9,950	$ 9,950
Temporary Equity Purchase Price Per Share		$ 1	$ 1
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized		11,791,929	11,791,929
Temporary Equity, Shares Outstanding		8,747,602	8,741,929
Temporary Equity, Aggregate Amount of Redemption Requirement		$ 24,816	$ 24,800
Temporary Equity, Carrying Amount, Attributable to Parent		$ 24,680	$ 24,680
Temporary Equity Purchase Price Per Share		$ 2.8369	$ 2.8369
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized		13,122,055	13,122,055
Temporary Equity, Shares Outstanding		13,122,055	13,122,055
Temporary Equity, Aggregate Amount of Redemption Requirement		$ 37,226	$ 37,226
Temporary Equity, Carrying Amount, Attributable to Parent		$ 37,032	$ 37,032
Temporary Equity Purchase Price Per Share		$ 2.8369	$ 2.8369
Series D Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized		7,470,088	7,470,088
Temporary Equity, Shares Outstanding		7,470,088	7,470,088
Temporary Equity, Aggregate Amount of Redemption Requirement		$ 31,043	$ 31,043
Temporary Equity, Carrying Amount, Attributable to Parent		$ 30,780	$ 30,780
Temporary Equity Purchase Price Per Share		$ 4.1557	$ 4.1557
Series D1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized		6,562,724	6,562,724
Temporary Equity, Shares Outstanding		6,562,724	6,562,724
Temporary Equity, Aggregate Amount of Redemption Requirement		$ 30,000	$ 30,000
Temporary Equity, Carrying Amount, Attributable to Parent		$ 41,991	$ 39,307
Temporary Equity Purchase Price Per Share		$ 4.5713	$ 4.5713
Series E Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized		18,024,809	18,024,809
Temporary Equity, Shares Outstanding		10,458,755	10,458,755
Temporary Equity, Aggregate Amount of Redemption Requirement		$ 43,463	$ 43,463
Temporary Equity, Carrying Amount, Attributable to Parent		$ 40,750	$ 40,750
Temporary Equity Purchase Price Per Share		$ 4.1557	$ 4.1557